INVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIESINVESTMENTS IN TRADING SECURITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stocks	$ 31,778	$ 588,945	$ 180,587
Trading Securities [Member]
Stocks		$ 588,945	$ 180,587